INCOME TAXES (DETAILS 2)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Provision For Income Taxes [Line Items]
Profits tax rate in Hong Kong.	16.50%	16.50%	16.50%
Non-deductible items/non-taxable income	10.30%	5.90%	68.30%
Changes in valuation allowances	(4.40%)	(31.60%)	0.30%
Under(over)provision of profits tax in prior year	(2.00%)	(0.50%)	1.40%
Effect of different tax rate of subsidiaries operating in other jurisdictions	(2.70%)	(3.90%)	(36.30%)
Other	4.60%	4.60%	0.10%
Effective tax rate	22.30%	(9.00%)	50.30%